Prepayments and other current assets - Schedule of prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and other current assets
Prepaid service fee	¥ 12,554	$ 1,768	¥ 15,340
VAT and other surcharges	2,023	285	2,552
Investment in a convertible loan			4,632
Loans granted to equity investees			3,000
Office rental deposit	1,629	229	199
Prepaid media cost	436	61	900
Receivables from sales of shares on behalf of employees	13	2	73
Others	3,570	504	3,705
Total prepayments and other current assets	¥ 20,225	$ 2,849	¥ 30,401